Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Prudential National Muni Fund, Inc.
Entity Central Index Key	0000314612
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
PGIM NATIONAL MUNI FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	PGIM National Muni Fund
Class Name	Class A
Trading Symbol	PRNMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM National Muni Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM National Muni Fund—Class A	$61	0.61%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the US Federal Reserve's easing cycle was paused amid increased uncertainty over the impact of US policies and actions (e.g., taxes and higher education). Issuance in the municipal bond market, as of August 2025, exceeded last year's record by approximately 15–20%, driven by issuers in the health care, university, and transportation sectors. Investor demand was skewed toward short-dated municipal bonds, resulting in a steeper municipal bond yield curve and relative values that exceeded their long-term averages.
■
The following contributed most to the Fund’s performance relative to the Bloomberg 1-15 Year Municipal Index (the “Index”) during the period:
overweights to housing bonds (particularly NFA Class A multifamily deals), transportation bonds (e.g., airports), and prepay gas bonds as spreads tightened; and an underweight to Los Angeles Department of Water and Power bonds as spreads widened after the Southern
California wildfires in January.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: yield curve positioning (flattener);
and an underweight in California general obligation bonds as spreads tightened.
■
The Fund uses derivatives when they facilitate implementation of the overall investment approach. During the reporting period, the Fund used futures to help manage duration positioning and yield curve exposure. The Fund’s positions in futures contributed modestly to performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	-1.97%	-0.03%	1.70%
Class A without sales charges	1.32%	0.63%	2.03%
Bloomberg Municipal Bond Index*	0.08%	0.40%	2.18%
Bloomberg 1-15 Year Municipal Index	1.94%	0.87%	2.16%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 1,080,580,309
Holdings Count | Holding	458
Advisory Fees Paid, Amount	$ 2,626,756
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?

Fund’s net assets	$ 1,080,580,309
Number of fund holdings	458
Total advisory fees paid for the year	$ 2,626,756
Portfolio turnover rate for the year	62%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Credit Quality expressed as a percentage of total investments as of 8/31/2025 (%)
AAA	10.4
AA	42.9
A	31.7
BBB	4.7
BB	2.0
B	0.2
Not Rated	6.5
Cash/Cash Equivalents	1.6
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

Updated Prospectus Phone Number	(800) 225-1852 or (973) 367-3529
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM NATIONAL MUNI FUND - CLASS C
Shareholder Report [Line Items]
Fund Name	PGIM National Muni Fund
Class Name	Class C
Trading Symbol	PNMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM National Muni Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM National Muni Fund—Class C	$153	1.53%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.53%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the US Federal Reserve's easing cycle was paused amid increased uncertainty over the impact of US policies and actions (e.g., taxes and higher education). Issuance in the municipal bond market, as of August 2025, exceeded last year's record by approximately 15–20%, driven by issuers in the health care, university, and transportation sectors. Investor demand was skewed toward short-dated municipal bonds, resulting in a steeper municipal bond yield curve and relative values that exceeded their long-term averages.
■
The following contributed most to the Fund’s performance relative to the Bloomberg 1-15 Year Municipal Index (the “Index”) during the period:
overweights to housing bonds (particularly NFA Class A multifamily deals), transportation bonds (e.g., airports), and prepay gas bonds as spreads tightened; and an underweight to Los Angeles Department of Water and Power bonds as spreads widened after the Southern
California wildfires in January.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: yield curve positioning (flattener);
and an underweight in California general obligation bonds as spreads tightened.
■
The Fund uses derivatives when they facilitate implementation of the overall investment approach. During the reporting period, the Fund used futures to help manage duration positioning and yield curve exposure. The Fund’s positions in futures contributed modestly to performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	-0.59%	-0.25%	1.19%
Class C without sales charges	0.39%	-0.25%	1.19%
Bloomberg Municipal Bond Index*	0.08%	0.40%	2.18%
Bloomberg 1-15 Year Municipal Index	1.94%	0.87%	2.16%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 1,080,580,309
Holdings Count | Holding	458
Advisory Fees Paid, Amount	$ 2,626,756
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?

Fund’s net assets	$ 1,080,580,309
Number of fund holdings	458
Total advisory fees paid for the year	$ 2,626,756
Portfolio turnover rate for the year	62%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Credit Quality expressed as a percentage of total investments as of 8/31/2025 (%)
AAA	10.4
AA	42.9
A	31.7
BBB	4.7
BB	2.0
B	0.2
Not Rated	6.5
Cash/Cash Equivalents	1.6
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO.
Credit
ratings are subject to change. Values may not sum to
100.0% due to rounding.

Updated Prospectus Phone Number	(800) 225-1852 or (973) 367-3529
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM NATIONAL MUNI FUND - CLASS Z
Shareholder Report [Line Items]
Fund Name	PGIM National Muni Fund
Class Name	Class Z
Trading Symbol	DNMZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM National Muni Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM National Muni Fund—Class Z	$36	0.36%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the US Federal Reserve's easing cycle was paused amid increased uncertainty over the impact of US policies and actions (e.g., taxes and higher education). Issuance in the municipal bond market, as of August 2025, exceeded last year's record by approximately 15–20%, driven by issuers in the health care, university, and transportation sectors. Investor demand was skewed toward short-dated municipal bonds, resulting in a steeper municipal bond yield curve and relative values that exceeded their long-term averages.
■
The following contributed most to the Fund’s performance relative to the Bloomberg 1-15 Year Municipal Index (the “Index”) during the period:
overweights to housing bonds (particularly NFA Class A multifamily deals), transportation bonds (e.g., airports), and prepay gas bonds as spreads tightened; and an underweight to Los Angeles Department of Water and Power bonds as spreads widened after the Southern
California wildfires in January.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: yield curve positioning (flattener);
and an underweight in California general obligation bonds as spreads tightened.
■
The Fund uses derivatives when they facilitate implementation of the overall investment approach. During the reporting period, the Fund used futures to help manage duration positioning and yield curve exposure. The Fund’s positions in futures contributed modestly to performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	1.58%	0.89%	2.28%
Bloomberg Municipal Bond Index*	0.08%	0.40%	2.18%
Bloomberg 1-15 Year Municipal Index	1.94%	0.87%	2.16%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 1,080,580,309
Holdings Count | Holding	458
Advisory Fees Paid, Amount	$ 2,626,756
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?

Fund’s net assets	$ 1,080,580,309
Number of fund holdings	458
Total advisory fees paid for the year	$ 2,626,756
Portfolio turnover rate for the year	62%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Credit Quality expressed as a percentage of total investments as of 8/31/2025 (%)
AAA	10.4
AA	42.9
A	31.7
BBB	4.7
BB	2.0
B	0.2
Not Rated	6.5
Cash/Cash Equivalents	1.6
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

Updated Prospectus Phone Number	(800) 225-1852 or (973) 367-3529
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM NATIONAL MUNI FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM National Muni Fund
Class Name	Class R6
Trading Symbol	PNMQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM National Muni Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM National Muni Fund—Class R6	$29	0.29%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the US Federal Reserve's easing cycle was paused amid increased uncertainty over the impact of US policies and actions (e.g., taxes and higher education). Issuance in the municipal bond market, as of August 2025, exceeded last year's record by approximately 15–20%, driven by issuers in the health care, university, and transportation sectors. Investor demand was skewed toward short-dated municipal bonds, resulting in a steeper municipal bond yield curve and relative values that exceeded their long-term averages.
■
The following contributed most to the Fund’s performance relative to the Bloomberg 1-15 Year Municipal Index (the “Index”) during the period:
overweights to housing bonds (particularly NFA Class A multifamily deals), transportation bonds (e.g., airports), and prepay gas bonds as spreads tightened; and an underweight to Los Angeles Department of Water and Power bonds as spreads widened after the Southern
California wildfires in January.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: yield curve positioning (flattener);
and an underweight in California general obligation bonds as spreads tightened.
■
The Fund uses derivatives when they facilitate implementation of the overall investment approach. During the reporting period, the Fund used futures to help manage duration positioning and yield curve exposure. The Fund’s positions in futures contributed modestly to performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	1.65%	0.96%	2.10% (12/4/2017)
Bloomberg Municipal Bond Index*	0.08%	0.40%	1.93%
Bloomberg 1-15 Year Municipal Index	1.94%	0.87%	2.11%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 1,080,580,309
Holdings Count | Holding	458
Advisory Fees Paid, Amount	$ 2,626,756
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?

Fund’s net assets	$ 1,080,580,309
Number of fund holdings	458
Total advisory fees paid for the year	$ 2,626,756
Portfolio turnover rate for the year	62%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Credit Quality expressed as a percentage of total investments as of 8/31/2025 (%)
AAA	10.4
AA	42.9
A	31.7
BBB	4.7
BB	2.0
B	0.2
Not Rated	6.5
Cash/Cash Equivalents	1.6
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

Updated Prospectus Phone Number	(800) 225-1852 or (973) 367-3529
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets